SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION

Xtrackers MSCI China A Inclusion Equity ETF (ASHX)
The fund is classified as “diversified.” All references to the fund being non-diversified are hereby deleted.
The following disclosure is added to the “Diversification Status” sub-section under the “INVESTMENT RESTRICTIONS” heading of the fund’s Statement of Additional Information:
Xtrackers MSCI China A Inclusion Equity ETF is classified as “diversified” under the 1940 Act.
Please Retain This Supplement for Future Reference
June 10, 2021
SAISTKR21-14